LOSS PER SHARE (Details Narrative) - Integer	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement	362,955,000	370,174,000	186,841,000
Purchase of ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement	369,522	370,175	186,841